Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

Exclusive global
Cost	license agreement
Balance, December 31, 2023, and December 31, 2024	$767,228

Exclusive global
Accumulated Amortization	license agreement
Balance, December 31, 2023	$556,870
Amortization for the year	63,333
Write-off	147,025
Balance, December 31, 2024	$767,228

Exclusive global
Carrying Value	license agreement
Balance, December 31, 2023	$210,358
Balance, December 31, 2024	$—